Segments	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting [Abstract]
Segments
15.
Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM, or decision-making group, in deciding how to allocate resources and in assessing performance. When determining the reportable segments, the Company aggregated operating segments based on their similar economic and operating characteristics. Our operations are principally managed on a sales distribution basis and are comprised of three reportable segments: Wholesale; Direct-to-Consumer; and Business-to-Business. The factors for determining the reportable segments include the manner in which management evaluates performance for purposes for allocating resources and assessing performance.

We report our segments as follows:

Wholesale Segment -- We sell our wine, spirits and cider to wholesale distributors under purchase orders. Wholesale operations generate revenue from product sold to distributors, who then sell them off to off-premise retail locations such as grocery stores, wine clubs, specialty and multi-national retail chains, as well as on-premise locations such as restaurants and bars.

Direct-to-Consumer Segment ("DTC") -- We sell our wine and other merchandise directly to consumers through wine club memberships, at wineries’ tasting rooms, at Sommelier wine tasting events, and through the Internet. Winery estates hold various public and private events for customers and our wine club members. The certified Sommeliers provide guided tasting experiences customized for each audience through virtual and in-person events globally.

Business-to-Business Segment ("B2B") -- Our Business-to-Business sales channel generates revenue primarily from the sale of private label wines and spirits, and custom winemaking services. Annually, we work with our national retail partners to develop private label wines incremental to their wholesale channel businesses.

Corporate and Other Segment -- Our Corporate and Other segment generates revenue from grape and bulk sales and storage services. Other, non-allocable expenses include corporate expenses, non-direct selling expenses and other expenses not specifically allocated to an identified reporting segment.

The following tables present net revenue and income from operations directly attributable to the Company's segments:

	Three Months Ended March 31, 2023
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenue	$20,811	$17,174	$31,490	$3	$69,478
Income (loss) from operations	$(1,637)	$(2,929)	$5,562	$(4,795)	$(3,799)

	Three Months Ended March 31, 2022
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenue	$24,549	$19,595	$33,657	$1,132	$78,933
Income (loss) from operations	$3,270	$916	$10,457	$(13,759)	$884

	Nine Months Ended March 31, 2023
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenue	$67,260	$63,101	$94,385	$(46)	$224,700
Income (loss) from operations	$(129,331)	$43	$16,445	$(44,238)	$(157,081)

	Nine Months Ended March 31, 2022
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenue	$62,923	$69,316	$83,349	$2,643	$218,231
Income (loss) from operations	$12,654	$14,834	$26,274	$(34,014)	$19,748

There was no inter-segment activity for any of the given reporting periods presented.

Depreciation expense recognized by operating segment is summarized below:

(in thousands)		Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the three months ended March 31:
	2023	$7	$286	$245	$514	$1,052
	2022	$-	200	$-	$-	$200

(in thousands)		Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the Nine months ended March 31:
	2023	$20	$876	$-	$1,466	$2,362
	2022	$-	500	$-	$-	$500

Amortization expense recognized by operating segment is summarized below:

(in thousands)		Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the three months ended March 31:
	2023	$636	$798	$379	$-	$1,813
	2022	$620	1,400	$63	$-	2,083

(in thousands)		Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the Nine months ended March 31:
	2023	$1,868	$2,407	$1,141	$13	$5,429
	2022	$1,038	2,832	$68	$-	3,938

20.
Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. When determining the reportable segments, we aggregated operating segments based on their similar economic and operating characteristics. Segment results are presented in the same manner as we present our operations internally to make operating decisions and assess performance. Financial performance is reported in three segments: Wholesale, Direct to Consumer, and Business to Business.

Our Corporate and Other segment generates revenue from grape and bulk wine sales and storage services. We record corporate level expenses, non-direct selling expenses and other expenses not specifically allocated to the results of operations in our Corporate and Other segment.

Wholesale Segment—We sell our wine, spirits and cider to wholesale distributors under purchase orders. Wholesale operations generate revenue from product sold to distributors, who then sell them off to off-premise retail locations such as grocery stores, wine clubs, specialty and multi-national retail chains, as well as on-premise locations such as restaurants and bars.

We pay depletion and marketing allowances to certain distributors, based on sales to their customers, or the allowance is netted directly against the purchase price. When recording a sale to the distributor, a depletion and marketing allowance liability is recorded to accrued liabilities and sales are reported net of those expenses. Depletion and marketing allowance payments are made when completed incentive program payment requests are received from the customers or are net of initial pricing. Depletion and marketing allowance payments reduce the accrued liability. For the years ended June 30, 2022 and 2021 we recorded $1.4 million and $1.7 million respectively, as a reduction in sales on the consolidated statement of operations related to depletions. As of June 30, 2022 and 2021, we recorded a depletion allowance and marketing liability in the amount of $347.9 thousand and $216.0 thousand, respectively, which is included as a component of other accrued expenses in accrued liabilities and other payables on the consolidated balance sheets. Estimates are based on historical and projected experience for each type of program or customer.

Direct-to-Consumer Segment—We sell our wine and other merchandise directly to consumers through wine club memberships, at wineries’ tasting rooms, at Sommelier wine tasting events, and through the Internet. Winery estates hold various public and private events for customers and our wine club members. The certified Sommeliers provide guided tasting experiences customized for each audience through virtual and in-person events internationally. Upfront consideration received from the sale of tickets or under private event contracts for future events is recorded as deferred revenue. The Company recognizes event revenue on the date the event is held.

Business-to-Business—Our Business-to-Business sales channel generates revenue primarily from the sale of private label wines and spirits, and custom services. Annually, we work with our national retail partners to develop private label wines incremental to their wholesale channel businesses. These services are made under contracts with customers, which includes specific protocols, pricing, and payment terms. The customer retains title and control of the product during the process.

We have determined that operating income is the profit or loss measure that the CODM uses to make resource allocation decisions and evaluate segment performance. Operating income assists management in comparing the segment performance on a consistent basis for purposes of business decision-making by removing the impact of certain items that management believes do not directly reflect the core operations and, therefore, are not included in measuring segment performance. We define operating profit as gross margin less operating expenses that are directly attributable to the segment. Selling expenses that can be directly attributable to the segment are allocated accordingly, however, centralized selling expenses, general and administrative and other factors including the re-measurements of contingent consideration and impairment of intangible assets and goodwill are not allocated to a segment as management does not believe such items directly reflect the core operations and therefore are not included in measuring segment performance. Excluding the property, plant, and equipment specific to assets located at our tasting facilities, and the customer Sommelier relationships and intangible assets specific to the Sommelier acquisition, given the nature of our business, revenue generating assets are utilized across segments, therefore, discrete financial information related to segment assets and other balance sheet data is not available and the information continues to be aggregated.

Following is financial information related to operating segments:

	Year Ended June 30, 2022
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenues	$84,534	$92,416	$113,934	$2,886	$293,770
Income (loss) from operations	$5,507	$15,047	$16,920	$(45,396)	$(7,922)

	Year Ended June 30, 2021
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
Segment Results
Net revenues	$72,908	$66,605	$77,440	$3,789	$220,742
Income (loss) from operations	$15,044	$11,437	$17,944	$(35,245)	$9,180

There was no inter-segment activity for any of the given reporting periods presented.

Depreciation expense recognized by operating segment is summarized below:

(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the years ended:
2022	$130	$1,121	$1,328	$1,529	$4,108
2021	$-	$1,500	$-	$-	$1,500

Amortization expense recognized by operating segment is summarized below:

(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Corporate and Other	Total
For the years ended:
2022	$1,657	$3,579	$712	$-	$5,948
2021	$-	$100	$-	$-	$100

All of our long-lived assets are located within the United States.

18.
Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. When determining the reportable segments, we aggregated operating segments based on their similar economic and operating characteristics. Segment results are presented in the same manner as we present our operations internally to make operating decisions and assess performance. Financial performance is reported in three segments: Wholesale, Direct to Consumer, and Business to Business.

Wholesale Segment—We sell our wine to wholesale distributors under purchase orders. Wholesale operations generate revenue from product sold to distributors, who then sell them off to off-premise retail locations such as grocery stores, wine clubs, specialty and multi-national retail chains, as well as on-premise locations such as restaurants and bars.

Direct to Consumer Segment—We sell our wine and other merchandise directly to consumers through wine club memberships, at wineries’ tasting rooms, at Sommelier wine tasting events, and through the Internet. Winery estates hold various public and private events for customers and our wine club members. The certified Sommeliers provide guided tasting experiences customized for each audience through virtual and in-person events internationally. Upfront consideration received from the sale of tickets or under private event contracts for future events is recorded as deferred revenue. The Company recognizes event revenue on the date the event is held.

Business-to-Business—Our sales channel generates revenue primarily from the sale of private label wines and custom winemaking services. Annually, we work with our national retail partners to develop private label wines incremental to their wholesale channel businesses. Additionally, we provide custom winemaking services. These services are made under contracts with customers, which includes specific protocols, pricing, and payment terms. The customer retains title and control of the wine during the winemaking process.

We have determined that operating income is the profit or loss measure that the CODM uses to make resource allocation decisions and evaluate segment performance. Operating income assists management in comparing the segment performance on a consistent basis for purposes of business decision-making by removing the impact of certain items that management believes do not directly reflect the core operations and, therefore, are not included in measuring segment performance. We define operating profit as gross margin less operating expenses that are directly attributable to the segment. Selling expenses that can be directly attributable to the segment are allocated accordingly, however, centralized selling expenses, general and administrative and other factors including the re-measurements of contingent consideration and impairment of intangible assets and goodwill are not allocated to a segment as management does not believe such items directly reflect the core operations and therefore are not included in measuring segment performance. Excluding the property, plant, and equipment specific to assets located at our tasting facilities, and the customer Sommelier relationships and intangible assets specific to the Sommelier acquisition, given the nature of our business, revenue generating assets are utilized across segments, therefore, discrete financial information related to segment assets and other balance sheet data is not available and the information continues to be aggregated.

Following is financial information related to operating segments:

(in thousands)
For the year ended June 30, 2021	Wholesale	Direct to Consumer	Business to Business	Other/Non-Allocable	Total
Net revenues	$72,908	$66,605	$77,440	$3,789	$220,742
Income from operations	$15,044	$11,437	$17,944	$(35,245)	$9,180

For the year ended June 30, 2020	Wholesale	Direct to Consumer	Business to Business	Other/Non-Allocable	Total
Net revenues	$75,435	$55,639	$54,056	$4,789	$189,919
Income from operations	$14,777	$7,149	$14,783	$(28,971)	$7,738

There was no inter-segment activity for any of the given reporting periods presented.

Excluding property, plant, and equipment for wine tasting facilities and the customer Sommelier relationships and intangible assets specific to the Sommelier acquisition allocated specifically to the Direct to Consumer reporting segment, based on the nature of our business, revenue generating assets are utilized across segments; therefore, we do not allocate assets to our reportable segments as they are not included in the review performed by the CODM for purposes of assessing segment performance and allocating resources. Depreciation expense recognized for assets included in the Direct to Consumer reporting segment was approximately $1.5 million and $1.3 million, for the years ended June 30, 2021 and 2020, respectively. The amortization expense associated with the Sommelier intangible assets, acquired in June 2021 and included in the Direct to Consumer reporting segment, was insignificant. All of our long-lived assets are located within the United States.